11. SHAREHOLDERS' EQUITY (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Jun. 30, 2015 CAD ($)	Dec. 31, 2017 $ / shares shares
Proceeds from issuance of shares, net	$ 0	$ 1,577,299	$ 0	$ 846,323
Share issuance costs		(10,500)		(294,777)
Key management personnel compensation, share-based payment	$ 630,401	$ 311,389	$ 736,422	915,211
Fair Value Measurements, Valuation Techniques		Black-Scholes Option Pricing Model
Issue 1
Date of Transaction		Jun. 26, 2017
Description of significant events and transactions		Company closed a private placement
Number of shares issued | shares					4,408,659
Par value per share | $ / shares					$ 0.15
Proceeds from issuance of shares, net		$ 661,299
Finder's fees		$ 7,200
Warrants issued | shares		48,000
Warrants issued, fair value		$ 8,210
Issue 2
Date of Transaction		Aug. 03, 2017
Description of significant events and transactions		Company closed a private placement
Number of shares issued | shares					1,326,667
Par value per share | $ / shares					$ 0.15
Proceeds from issuance of shares, net		$ 199,000
Issue 3
Date of Transaction		Nov. 27, 2017
Description of significant events and transactions		Company closed a private placement
Number of shares issued | shares					4,850,000
Par value per share | $ / shares					$ 0.15
Proceeds from issuance of shares, net		$ 727,500
Finder's fees		$ 3,300
Warrants issued | shares		22,000
Warrants issued, fair value		$ 3,404
Issue 4
Date of Transaction		Dec. 08, 2017
Description of significant events and transactions		Company issued 2,274,000 common shares
Number of shares issued | shares					2,274,000
Proceeds from issuance of shares, net		$ 454,800
Issue 5
Description of significant events and transactions		Company issued 400,000 common shares
Number of shares issued | shares					400,000
Proceeds from issuance of shares, net		$ 193,000
Issue 5 | Bottom of range
Date of Transaction		Jan. 01, 2016
Issue 5 | Top of range
Date of Transaction		Dec. 31, 2016
Issue 6
Description of significant events and transactions		325,000 common shares were issued
Number of shares issued | shares					325,000
Proceeds from issuance of shares, net		$ 169,000
Issue 6 | Bottom of range
Date of Transaction		Jan. 01, 2016
Issue 6 | Top of range
Date of Transaction		Dec. 31, 2016
Issue 7
Description of significant events and transactions		37,500 shares were issued for the exercise of options
Number of shares issued | shares					37,500
Issue 7 | Bottom of range
Date of Transaction		Jul. 01, 2015
Issue 7 | Top of range
Date of Transaction		Dec. 31, 2015
Issue 8
Description of significant events and transactions		434,027 shares were issued for the exercise of warrants
Number of shares issued | shares					434,027
Issue 8 | Bottom of range
Date of Transaction		Jul. 01, 2015
Issue 8 | Top of range
Date of Transaction		Dec. 31, 2015
Issue 9
Date of Transaction		Dec. 10, 2014
Description of significant events and transactions		Company closed a non-brokered private placement
Number of shares issued | shares					1,901,833
Par value per share | $ / shares					$ 0.60
Proceeds from issuance of shares, net		$ 1,141,100
Finder's fees		$ 91,287
Warrants issued | shares		152,147
Warrants issued, fair value		$ 67,533
Relating to options and warrants exercised
Share issuance costs				$ 203,490
Share-based payments for options granted
Fair Value Measurements, Valuation Techniques		Black-Scholes option pricing model
Fair value of each warrant
Fair Value Measurements, Valuation Techniques		Black-Scholes pricing model